RELATED PARTY BALANCES AND TRANSACTIONS - Transactions with related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Sales
Related Party Transaction
Related party transaction amounts of transaction	¥ 2,697	¥ 11,061	¥ 8,015
Purchases
Related Party Transaction
Related party transaction amounts of transaction	13,249	6,496	23,749
Ying De | Sales
Related Party Transaction
Related party transaction amounts of transaction	0	6,384	1,818
Ying De | Purchases
Related Party Transaction
Related party transaction amounts of transaction		162	14,012
Shareholders | Sales
Related Party Transaction
Related party transaction amounts of transaction	¥ 2,682	¥ 4,677	¥ 3,574
Percentage of company's sale	2.00%	5.00%	7.00%
Shareholders | Borrowing
Related Party Transaction
Related party transaction amounts of transaction	¥ 935	¥ 3,229	¥ 2,682
Shareholders | Borrowing | Minimum
Related Party Transaction
Borrowing interest rate	5.80%
Shareholders | Borrowing | Maximum
Related Party Transaction
Borrowing interest rate	10.00%
Henan Agriculture University | Sales
Related Party Transaction
Related party transaction amounts of transaction	¥ 0		5
The Close family of the Company's Chairman | Sales
Related Party Transaction
Related party transaction amounts of transaction	0		2,618
The Close family of the Company's Chairman | Purchases
Related Party Transaction
Related party transaction amounts of transaction			29
Liantaide | Sales
Related Party Transaction
Related party transaction amounts of transaction	15
Liantaide | Purchases
Related Party Transaction
Related party transaction amounts of transaction	13,249	6,334	9,708
Non-controlling shareholders ("NCI") | Interest accrual
Related Party Transaction
Related party transaction amounts of transaction	¥ 444	¥ 468	¥ 272